PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
12.	PROPERTY, PLANT AND EQUIPMENT

	Freehold land and buildings US$‘000	Leasehold improvements US$‘000	Computers, fixtures and fittings US$‘000	Plant and equipment US$‘000	Total US$‘000
Cost
At January 1, 2017	2,603	3,031	5,995	36,484	48,113
Additions	—	465	302	4,491	5,258
Disposals or retirements	(9)	(488)	(404)	(3,083)	(3,984)
Exchange adjustments	30	(4)	1	3	30

At December 31, 2017	2,624	3,004	5,894	37,895	49,417

At January 1, 2018	2,624	3,004	5,894	37,895	49,417
Additions	19	1,609	829	5,068	7,525
Disposals or retirements	—	(1)	(131)	(1,804)	(1,936)
Exchange adjustments	(38)	(52)	(7)	(1,095)	(1,192)

At December 31, 2018	2,605	4,560	6,585	40,064	53,814

Accumulated depreciation and impairment losses
At January 1, 2017	(1,206)	(2,716)	(5,064)	(25,724)	(34,710)
Charge for the year	(82)	(165)	(263)	(1,914)	(2,424)
Impairment loss	—	(267)	(383)	(9,787)	(10,437)
Disposals or retirements	9	488	402	3,062	3,961
Exchange adjustments	(4)	1	—	(4)	(7)

At December 31, 2017	(1,283)	(2,659)	(5,308)	(34,367)	(43,617)

At January 1, 2018	(1,283)	(2,659)	(5,308)	(34,367)	(43,617)
Charge for the year	(80)	(47)	(185)	(1,063)	(1,375)
Impairment loss	(578)	(543)	(423)	(4,568)	(6,112)
Disposals or retirements	—	—	130	1,679	1,809
Exchange adjustments	7	6	3	827	843

At December 31, 2018	(1,934)	(3,243)	(5,783)	(37,492)	(48,452)
7
Carrying amounts
At December 31, 2018	671	1,317	802	2,572	5,362

At December 31, 2017	1,341	345	586	3,528	5,800

The annual impairment review performed at December 31, 2018 showed that the carrying value of the Group’s assets exceeded the amount to be recovered through use or sale of the assets by a total of US$57,794,000. The details of the impairment review are described in Note 13. When an impairment loss is identified in a cash generating unit, it must be first allocated to reduce the carrying amount of any goodwill allocated to the cash generating unit and then to the other assets of the unit pro rata on the basis of the carrying amount of each asset in the unit. In this manner, an impairment loss of US$6,112,000 was allocated to property, plant and equipment in 2018. The recoverable amount of property, plant and equipment was determined to be the value in use of each cash generating unit.

The annual impairment review performed at December 31, 2017 showed that the carrying value of the Group’s assets exceeded the amount to be recovered through use or sale of the assets by a total of US$85,603,000. The details of the impairment review are described in Note 13. When an impairment loss is identified in a cash generating unit, it must be first allocated to reduce the carrying amount of any goodwill allocated to the cash generating unit and then to the other assets of the unit pro rata on the basis of the carrying amount of each asset in the unit. In this manner, an impairment loss of US$10,437,000 was allocated to property, plant and equipment in 2017. The recoverable amount of property, plant and equipment was determined to be the value in use of each cash generating unit.

Assets held under operating leases (where the Company is the lessor)

The Company has a number of assets included in plant and equipment which generate operating lease revenue for the Group. The net book value of these assets as at December 31, 2018 and 2017 is US$Nil following full write down of the assets due to group impairment (refer to Note 13). Depreciation charged on these assets in 2018 amounted to US$8,000 (2017: US$30,000).

Included in disposals/retirements in 2018 is US$12,000 (2017: US$Nil) relating to the net book value of leased instruments reclassified as inventory on return from customers.

Property, plant and equipment under construction

Included in property, plant and equipment at December 31, 2018 is an amount of US$204,000 (2017: US$561,000) relating to assets in the course of construction.

Assets held under finance leases

Included in the carrying amount of property, plant and equipment is an amount for capitalised leased assets of US$372,000 (2017: US$51,000). Movement in the carrying amount of capitalised leased assets during 2018 is due to additions. The depreciation charge in respect of capitalised leased assets for the year ended December 31, 2018 was US$37,000 (2017: US$181,000).